Senior Secured Bond - Schedule of Breakdown of Senior Secured Bond and Total Deferred Financing Costs (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total	$ 762,047	$ 815,942
Senior Secured Bonds [Member]
Debt Instrument [Line Items]
Total Bond	0	68,154
Less deferred financing costs	0	(466)
Total	$ 0	$ 67,688